NOTE 7. RELATED PARTY TRANSACTION (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Related Party Advances	$ 4,149	$ 1,569
Due to Related Party	$ 7,431	$ 3,145